Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - Related Parties [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Related Parties [Line Items]
Compensations to key officers	[1]	$ 1,216	$ 1,746	$ 1,784
Compensations to directors	[2]	1,010	1,525	837
Directors’ and officers’ insurance		327	771	846
Consultant services	[3]	16	180	218
Interest and discount amortizations of loans from Jeffs’ Brands related parties	[4]			42
Finance expense on Screenz payable balance				212
Compensation to member of senior management of Gix Internet	[5]	175	188	34
Eventer sales and marketing expenses to Keshet				165
Eventer general and administrative expenses to Screenz				41
Jeffs’ Brands cost of revenues from related parties	[6]	36	545
Jeffs’ Brands income from related parties	[7]	10	255
Jeffs’ Brands other revenues payment	[8]	2	17
Management fees from Parazero included in revenues	[9]	120	50
Other income from credit line to Parazero			40
Royalties from Jeffs’ Brands	[10]	24
Management fees from Jeffs’ Brands included in revenues	[11]	220
Gix - Other finance expenses from related parties		45
Gix - amortization of deferred debt of issuance cost from related parties		113
Gix - profit from changes in fair value of financial assets from related parties		$ 9

[1]	Includes granted options benefit in the aggregated amount of USD 15 thousand, USD 80 thousand and USD 263 thousand for the years ended December 31, 2024, 2023 and 2022, respectively and provision of bonus of approximately USD 92 thousand, USD 145 thousand and USD 308 thousand, for each of the years ended December 31, 2024 ,2023, and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 94 thousand and USD 112 thousand for the year ended December 31, 2024 and 2023, respectively.
[2]	Includes granted options benefit in the aggregated amount of USD 18 thousand, USD 165 thousand and USD 81 thousand for the years ended December 31, 2024, 2023 and 2022, respectively and provision and payments of bonus of approximately USD 44 thousand, USD 119 thousand and USD 77 thousand for the years ended December 31, 2024, 2023 and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 161 thousand and USD 193 thousand for the year ended December 31, 2024 and 2023, respectively.
[3]	Includes consulting fees to Pure Capital who is a related party of Jeffs’ Brands.
[4]	Includes interest and discount amortizations of loans to related parties of Jeffs’ Brands.
[5]	Compensation to Cortex’s CTO, a related party of Gix Internet.
[6]	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of Jeffs’ Brands. See note 4E.
[7]	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of Jeffs’ Brands.
[8]	Includes other revenues payment to Pure Capital who is a related party Jeffs’ Brands.
[9]	On August 1, 2024, the Company and Parazero signed a consulting agreement pursuant to which, the Company will provide Parazero with business consulting services in exchange of monthly management fees of USD 10 thousand.
[10]	Includes royalties the Company received from Jeffs’ Brands.
[11]	On April 30, 2024, the Company and Jeffs’ Brands signed a consulting agreement according to which, the Company will provide Jeffs’ Brands with business consulting services in exchange of monthly management fees of USD 20 thousand for 36 months. On April 8, 2025, the Company’ and Jeffs’ Brands amended the consulting agreement, such that (i) as of January 2025 the monthly consulting fee would be reduced to USD 10 thousand; (ii) the consulting agreement would be extended for an additional 24 months; and (iii) a portion of the consulting fees to which the Company is entitled, and which are supposed to be paid in the last 9 and a half months of the consulting agreement, meaning a portion from March 2028, as well as April through December of 2028, will be paid in shares of Jeffs’ Brands, at a share price of $1.23 per share. In total, the Company was allocated 76,126 shares valued at $93,635, representing 3.51% of Jeffs’ Brands share capital. As of today, the Company holds approximately 4.99% of Jeffs’ Brands share capital.